Schedule of Vesting of Restricted Stock Award (Detail) (Chief Executive Officer, Restricted Stock)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012
Chief Executive Officer | Restricted Stock
Schedule of Vesting [Line Items]
Restricted award vesting percentage	19.67%	19.67%	19.67%